Summary of Significant Accounting Policies (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer incentives
Cash incentives revenue reduction	¥ 0	¥ 86,259	¥ 359,568